UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22732

Recon Capital Series Trust, formerly known as ETF Series Trust
(Exact name of registrant as specified in charter)

145 Mason St, 2nd Fl
Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
(Name and address of agent for service)

With a copy to:

Bibb L. Strench, Esq.

Seward & Kissel LLP

901 K Street, N.W., Ste. 800

Washington, DC 20001

(202) 661-7141, strench@sewkis.com

Registrant's telephone number, including area code: (203) 900-1400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Annual Report

October 31, 2015

Recon Capital Series Trust

Recon Capital Series Trust, formerly ETF Series Trust (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of three investment portfolios. These financial statements relate to the Recon Capital DAX Germany ETF (“DAX”), Recon Capital FTSE 100 ETF (“FTSE”) and Recon Capital NASDAQ 100 Covered Call ETF (“NASDAQ”) (each a “Fund” and collectively, the Funds).

DAX® is a registered trademark of Deutsche Börse AG and has been licensed for use by Recon Capital Partners, LLC and the Recon Capital DAX Germany ETF. The Fund is not sponsored, endorsed, issued, sold or promoted by of Deutsche Börse AG, nor does this company make any representation regarding the advisability of investing in the Fund.

FTSE® is a trade mark of the London Stock Exchange Group companies and is used by FTSE International Limited under license.

NASDAQ 100® is a registered trademark of The NASDAQ Stock Market, Inc. and has been licensed for use by Recon Capital Partners, LLC and the Recon Capital NASDAQ 100® Covered Call ETF. The Fund is not sponsored, endorsed, issued, sold or promoted by NASDAQ, nor does this company make any representation regarding the advisability of investing in the Fund.

The financial statements contained herein are submitted for the general information of the shareholders of each Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Foreside Fund Services, LLC, distributor.

An investment in each Fund is subject to investment risk, including the possible loss of principal amount invested. The risks associated with the Funds are detailed in the prospectus which include: stock market risk, index risk, tracking error risk, replication management risk, market price risk and trading halts risk.

Shares are bought and sold at market price (not NAV), are not individually redeemable, and owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only.

TABLE OF CONTENTS
October 31, 2015

2

Letter to Shareholders (unaudited)
October 31, 2015

Dear Shareholder:

For the twelve months ended October 31, 2015, the primary focus for investors was when the Federal Reserve (the “Fed”) would raise interest rates and the pace. The Fed and their policies dictated market action and the performance of global equity markets. In 2014, the Fed had committed to purchasing $85 billion each month of mortgage bonds and treasury bonds with an open-ended commitment to continue the program until the unemployment rate dropped. Conversely, 2015 demonstrated improved economic data in the United States for Chairperson Yellen but the timing of a rate hike, amid slower global growth, proved troublesome. The markets watched closely as the Fed began telegraphing a potential rake hike at the end of 2015 after a volatile August where the Chinese devalued their currency and demonstrated slowing growth. Even with delaying a rate hike in the September meeting, the Fed expressed a commitment to raising rates from the zero-bound. Equity markets continued to be extremely volatile through mid-September and beginning of October as the market digested the downturn in emerging markets and blue chips selling off against a stronger dollar. The energy sector was one of the worst performing as West Texas Intermediate Crude Oil fell from over $60/barrel in the June to below $40/barrel at the end of August.

U.S. large capitalization growth stocks have led the way for 2015 amid a down to flat year. Amazon, Facebook, and Netflix showed significant outperformance posting the majority of the returns in the S&P 500 and Nasdaq -100 Indexes. Developed international large cap stocks also participated in the rally from their lows in August, although developed international stocks were weighed down by concerns of slowing growth and inflation concerns. The European Central Bank (“ECB”) has deployed their plan for quantitative easing and European stocks are still positive for the year but have slightly declined since the ECB’s announcement and Greek accord in the EU.

Investors continued to look for yield wherever they could find it as interest rates are still hovering well below average historical levels. The 10 Year Treasury has been below 3% all of 2015 and even fell below 2% briefly in the beginning of October. High yield corporate bonds in particular moved higher as investors were willing to assume more risk to obtain higher yield.

Investors have recognized that having a well-diversified portfolio is critical to a better long-term investment strategy especially in the current market environment. Recon Capital focuses on using its investment expertise and operational infrastructure to deliver market-driven, value-added products that meet the evolving needs of global investors in the current market of low interest rates and global uncertainty.

I want to personally thank you for your interest in Recon Capital and our investment products. I invite you to visit us at www.ReconFunds.com or call us at (844) RC- FUNDS / 844-723-8637 for more information on our company and our investment solutions.

Kevin R. Kelly
Chief Investment Officer
Recon Capital

3

Management Discussion of Fund Performance (unaudited)
October 31, 2015

RECON CAPITAL DAX GERMANY ETF

The Fund seeks to provide investment results that will closely correspond, before fees and expenses, to the price and yield performance of the DAX® Index. The DAX® Index tracks the segment of the largest and most important companies, known as blue chips, on the German equities market. It contains the shares of the 30 largest and most liquid companies admitted to the FWB Frankfurt Stock Exchange in the Prime Standard segment. The DAX® Index represents about 80% of the aggregated prime standard’s market cap. DAX is completely rules based and transparent. On the basis of a clear and publicly available set of rules — the guide to the equity indices of Deutsche Börse — the composition of the index is determined in a manner comprehensive to all market participants.

The Fund implements its strategy by investing in the 30 stocks contained in the DAX® Index and seeks to track the Index’s weighting per each constituent.

For the 12-month period ended October 31, 2015, the Fund (NAV) returned 1.34% versus 2.57% for the DAX® Index. The Fund’s inception was October 23, 2014.

There were several contributors to Fund performance the period, in aggregate, were the Fund’s exposure to the underlying equities contained in the DAX® Index which traded in a volatile range due to many factors including regional market direction, global investor sentiment and shifts in currency markets. There were many geo-political events which impacted the Fund and its constituents including monetary policies at the European Central Bank as well as the Greek bailout.

Hypothetical Growth of a $10,000 Investment
(Since Inception, 10/23/2014 through 10/31/2015)
Gross Expense Ratio: 0.45%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

4

Management Discussion of Fund Performance (unaudited) (continued)
October 31, 2015

Fund Performance History

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	1 Year
Market Price	3.49%	0.56%
Net Asset Value	4.19%	1.34%
Deutsche Borse DAX Index (USD)	5.70%	2.57%

1	Fund Inception Date: 10/23/2014.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted. Please call (identify a toll free 1-844-723-8637) or visit (www.reconfunds.com/DAX) for the most recent month-end performance.

5

Management Discussion of Fund Performance (unaudited) (continued)
October 31, 2015

RECON CAPITAL FTSE 100 ETF

The Fund seeks to provide investment results that will closely correspond, before fees and expenses, to the price and yield performance of the FTSE 100 Index (“Index”). The Index is a free float adjusted, market capitalization-weighted index, consisting of common stocks of the largest 100 companies traded primarily on the London Stock Exchange. The FTSE 100 is a market capitalization weighted index of UK-listed blue chip companies. The index is part of the FTSE UK Series and is designed to measure the performance of the 100 largest companies traded on the London Stock Exchange that pass screening for size and liquidity. FTSE 100 constituents are all traded on the London Stock Exchange’s SETS trading system.

The Fund implements its strategy by investing in the 100 stocks contained in the FTSE 100 Index and seeks to track the Index’s weighting per each constituent.

For the period ended October 31, 2015, the Fund (NAV) returned (7.11%) versus (8.80%) for the FTSE 100 USD Index. The Fund’s inception was April 28, 2015.

There were several contributors to Fund performance the period, in aggregate, were the Fund’s exposure to the underlying equities contained in the FTSE 100 Index which traded in a volatile range due to many factors including regional market direction, global investor sentiment and shifts in currency markets. There was also an election for Prime Minister in the United Kingdom that impacted the market for the first quarter of 2015. The market was also impacted by the prices of commodities, including oil, as many mining and energy companies trade in the UK.

Hypothetical Growth of a $10,000 Investment
(Since Inception, 4/28/2015 through 10/31/2015)
Gross Expense Ratio: 0.45%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

6

Management Discussion of Fund Performance (unaudited) (continued)
October 31, 2015

Fund Performance History

Average Annual Total Returns (%) (for period ended October 31, 2015)

Inception
Market Price	(6.51)%
Net Asset Value	(7.11)%
UKX Index (USD)	(8.80)%

1	Fund Inception Date: 4/28/2015.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted. Please call (identify a toll free 1-844-723-8637) or visit http://www.reconfunds.com/UK for the most recent month-end performance.

7

Management Discussion of Fund Performance (unaudited) (continued)
October 31, 2015

RECON CAPITAL NASDAQ-100 COVERED CALL ETF

The Fund seeks to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the CBOE NASDAQ-100® BuyWrite Index. The CBOE NASDAQ-100® BuyWrite Index (“Index”) measures the total return of a portfolio consisting of equity securities of the 100 (104) companies included in the NASDAQ-100® Index and call options systematically written on those securities through a “buy-write” or covered call strategy.

A “buy-write” strategy is an investment strategy in which the Fund buys a specific basket of stocks (such as the NASDAQ-100® Index) and sells covered call options that correspond to that basket of stocks. The Fund implements its strategy by investing in all securities contained in the NASDAQ-100 Index and seeks to track the Index’s weightings per each constituent. The Fund also sells NASDAQ-100® Index call options on a monthly basis. These options are determined by the CBOE but are typically the closest to at-the-money and the position is updated for the next month (rolled) on the third Friday of every month, which is option expiration.

For the 12-month period ended October 31, 2015, the Fund (NAV) returned 7.25% versus 7.55% for the CBOE NASDAQ-100® BuyWrite Index. The Fund’s inception was December 12, 2013.

The principal contributors to Fund performance the period, in aggregate, were the Fund’s exposure to the underlying equities contained in the NASDAQ-100® Index along with periods of elevated volatility which increased the monthly income component of the strategy. Previously, the Fund has exposure to the Special Opening Quotation (SOQ) which determines the final settlement value of the Index on option expiration. During the year, the Fund switched indexes top to the BXNT to remove the exposure to the SOQ. There were instances over the trailing 12-month period where the SOQ was higher than the NDX opening level and the Fund now closes and rolls it’s options exposure on the day before, Thursday, options expiration. Another driver of that impacted performance were the constituents of the NASDAQ-100 which had positive performance during the year.

Hypothetical Growth of a $10,000 Investment
(Since Inception, 12/12/2013 through 10/31/2015)
Gross Expense Ratio: 0.60%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

8

Management Discussion of Fund Performance (unaudited) (concluded)
October 31, 2015

Fund Performance History

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	1 Year
Market Price	6.74%	7.48%
Net Asset Value	6.55%	7.25%
CBOE NASDAQ-100 BuyWrite Index	6.83%	7.55%

1	Fund Inception Date: 12/12/2013.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted. Please call (identify a toll free 1-844-723-8637) or visit http://www.reconfunds.com/QYLD for the most recent month-end performance.

The Fund typically earns income dividends from stocks and interest from options premiums. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. The Fund realizes capital gains from writing options and capital gains or losses whenever it sells securities. Any net realized long-term capital gains are distributed to shareholders as “capital gain distributions.’’ QYLD collects dividends from the NASDAQ-100® Index companies and monthly options premium from selling NASDAQ-100® (NDX) Index options, and portions have been passed to shareholders as monthly distributions.* These do not imply rates for any future distributions. The ETF is not required to make distributions.

Shares are bought and sold at market price (not NAV), are not individually redeemable, and owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, consisting of 50,000 Shares. Brokerage commissions will reduce returns. The Fund engages in writing covered call Index options on the NASDAQ-100 Index. By selling covered call options, the Fund limits its opportunity to profit from an increase in the price of the underlying Index above the exercise price, but continues to bear the risk of a decline in the index. A liquid market may not exist for options held by the Fund. While the Fund receives premiums for writing the call options, the price it realizes from the exercise of an option could be substantially below the indices current market price. The Fund is considered non-diversified and may be subject to greater risks than a diversified fund. Recon Capital Advisors, LLC is the Investment Adviser of the Fund. The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Recon Capital Advisors, LLC or any of its affiliates.

9

Shareholder Expense Example (unaudited)
October 31, 2015

As a shareholder of the Recon Capital DAX Germany ETF, Recon Capital FTSE 100 ETF or Recon Capital NASDAQ 100 Covered Call ETF, you incur a unitary management fee. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (from May 1, 2015 to October 31, 2015).

Actual expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 05/01/15	Ending Account Value 10/31/15	Annualized Expense Ratios During the Period 05/01/15 to 10/31/15	Expenses Paid During Period** 05/01/15 to 10/31/15
Recon Capital DAX Germany ETF
Actual	$1,000.00	$ 926.60	0.45%	$2.19
Hypothetical*	$1,000.00	$1,022.94	0.45%	$2.29
Recon Capital FTSE 100 ETF
Actual	$1,000.00	$ 934.90	0.45%	$2.19
Hypothetical*	$1,000.00	$1,022.94	0.45%	$2.29
Recon Capital NASDAQ 100 Covered Call ETF
Actual	$1,000.00	$1,048.90	0.60%	$3.08
Hypothetical*	$1,000.00	$1,022.20	0.60%	$3.04

*	5% return before expenses.
**	Expenses are calculated using the most recent expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period ended October 31, 2015).
10

Portfolio of Investments — Recon Capital DAX Germany ETF
October 31, 2015

Security Description	Shares	Fair Value
Common Stocks — 93.3%
Consumer Discretionary — 16.3%
adidas AG	3,200	$288,269
Bayerische Motoren Werke AG	5,018	517,507
Continental AG	1,685	407,074
Daimler AG	15,000	1,308,513
		2,521,363

Consumer Staples — 0.9%
Beiersdorf AG	1,544	147,413

Financials — 19.2%
Allianz SE	6,900	1,214,579
Commerzbank AG*	16,674	184,374
Deutsche Bank AG	21,821	613,943
Deutsche Boerse AG	2,868	265,332
Muenchener Rueckversicherungs-
Gesellschaft AG	2,283	457,728
Vonovia SE	7,136	239,164
		2,975,120

Health Care — 15.8%
Bayer AG	11,048	1,480,976
Fresenius Medical Care AG & Co. KGaA	3,299	298,427
Fresenius SE & Co. KGaA	6,327	466,524
Merck KGaA	2,044	200,570
		2,446,497

Industrials — 11.5%
Deutsche Lufthansa AG*	7,253	107,601
Deutsche Post AG	15,170	453,627
Siemens AG	12,000	1,212,906
		1,774,134

Information Technology — 8.9%
Infineon Technologies AG	17,975	222,289
SAP SE	14,500	1,151,333
		1,373,622

Materials — 13.4%
BASF SE	14,749	1,214,279
HeidelbergCement AG	2,210	165,470
K+S AG	2,969	75,286
Linde AG	2,760	480,953
ThyssenKrupp AG	7,000	141,854
		2,077,842

Telecommunication Services — 4.7%
Deutsche Telekom AG	39,000	732,598

Security Description	Shares	Fair Value
Common Stocks (continued)
Utilities — 2.6%
E.ON SE	28,890	$306,272
RWE AG	7,226	101,015
		407,287
TOTAL COMMON STOCKS
(Cost $15,420,501)		14,455,876

Preferred Stocks — 3.9%
Consumer Discretionary — 2.0%
Volkswagen AG	2,508	302,812
Consumer Staples — 1.9%
Henkel AG & Co. KGaA	2,776	302,664
TOTAL PREFERRED STOCKS
(Cost $956,913)		605,476
TOTAL INVESTMENTS — 97.2%
(Cost $16,377,414)		15,061,352
Other Assets in Excess of Liabilities — 2.8%		432,588
Total Net Assets — 100.0%		$15,493,940

*	Non-income producing security.

Glossary:

AG — Aktiengesellschaft is both the German and Swiss term for a stock corporation.

KGaA — Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.

SE — SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Sector Allocation (as of October 31, 2015)
Financials	19.2%
Consumer Discretionary	18.3
Health Care	15.8
Materials	13.4
Industrials	11.5
Information Technology	8.9
Telecommunication Services	4.7
Consumer Staples	2.8
Utilities	2.6
Total Investments	97.2
Other Assets in Excess of Liabilities	2.8
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

11

Portfolio of Investments — Recon Capital FTSE 100 ETF
October 31, 2015

Security Description	Shares	Fair Value
Common Stocks — 97.8%
Consumer Discretionary — 10.7%
Barratt Developments PLC	447	$4,228
Berkeley Group Holdings PLC	58	2,972
Burberry Group PLC	200	4,102
Carnival PLC	83	4,637
Compass Group PLC	756	13,065
Dixons Carphone PLC	451	3,213
GKN PLC	729	3,233
InterContinental Hotels Group PLC	106	4,258
ITV PLC	1,697	6,615
Kingfisher PLC	1,090	5,944
Marks & Spencer Group PLC	747	5,919
Merlin Entertainments PLC	321	2,056
Next PLC	67	8,278
Pearson PLC	368	4,896
Persimmon PLC*	139	4,281
RELX PLC	513	9,206
Sky PLC	476	8,057
Sports Direct International PLC*	114	1,227
Taylor Wimpey PLC	1,465	4,480
TUI AG	177	3,305
Whitbread PLC	82	6,289
WPP PLC	596	13,421
		123,682

Consumer Staples — 18.4%
Associated British Foods PLC	157	8,377
British American Tobacco PLC	845	50,367
Coca-Cola HBC AG*	90	2,154
Diageo PLC	1,143	33,160
Imperial Tobacco Group PLC	437	23,615
J Sainsbury PLC	641	2,637
Reckitt Benckiser Group PLC	296	29,001
SABMiller PLC	429	26,469
Tesco PLC*	3,683	10,426
Unilever PLC	547	24,440
WM Morrison Supermarkets PLC	982	2,556
		213,202

Energy — 12.9%
BG Group PLC	1,544	24,442
BP PLC	8,268	49,340
Royal Dutch Shell PLC Class A	1,766	46,093
Royal Dutch Shell PLC Class B	1,111	29,169
		149,044

Financials — 21.4%
3i Group PLC	437	3,381
Aberdeen Asset Management PLC	453	2,426
Admiral Group PLC	88	2,192
Aviva PLC	1,750	13,135
Barclays PLC	7,273	26,059
British Land Co. PLC (The) REIT	459	6,171
Direct Line Insurance Group PLC	624	3,801
Hammerson PLC REIT	355	3,490
Hargreaves Lansdown PLC	99	2,208
HSBC Holdings PLC	8,444	66,196
Intu Properties PLC REIT	416	2,223
Land Securities Group PLC REIT	356	7,362
Security Description	Shares	Fair Value
Common Stocks (continued)
Financials (continued)
Legal & General Group PLC	2,692	$10,876
Lloyds Banking Group PLC	24,788	28,226
London Stock Exchange Group PLC	142	5,581
Old Mutual PLC	2,216	7,266
Prudential PLC	1,158	27,166
Royal Bank of Scotland Group PLC*	964	4,728
RSA Insurance Group PLC	461	2,996
Schroders PLC	51	2,349
St James’s Place PLC	232	3,456
Standard Chartered PLC	889	9,905
Standard Life PLC	887	5,766
		246,959

Health Care — 9.8%
AstraZeneca PLC	571	36,601
GlaxoSmithKline PLC	2,204	47,824
Hikma Pharmaceuticals PLC	61	2,039
Shire PLC	266	20,233
Smith & Nephew PLC	406	6,960
		113,657

Industrials — 6.6%
Ashtead Group PLC	229	3,537
Babcock International Group PLC	227	3,380
BAE Systems PLC	1,434	9,751
Bunzl PLC	151	4,335
Capita PLC	301	5,927
easyJet PLC	113	3,054
Experian PLC	450	7,700
G4S PLC	703	2,635
International Consolidated Airlines Group SA*	832	7,485
Intertek Group PLC	73	2,959
Meggitt PLC	373	2,037
Rolls-Royce Holdings PLC*	865	9,184
Royal Mail PLC	213	1,465
Smiths Group PLC	177	2,630
Travis Perkins PLC	112	3,314
Wolseley PLC	121	7,133
		76,526

Information Technology — 1.2%
ARM Holdings PLC	639	10,115
Sage Group PLC (The)	488	4,107
		14,222

Materials — 6.3%
Anglo American PLC	593	5,006
Antofagasta PLC	160	1,301
BHP Billiton PLC	958	15,395
CRH PLC	369	10,150
Fresnillo PLC	77	868
Glencore PLC*	4,840	8,409
Johnson Matthey PLC	93	3,713
Mondi PLC	167	3,879
Randgold Resources Ltd.	42	2,833
Rio Tinto PLC	566	20,616
		72,170

The accompanying notes are an integral part of these financial statements.

12

Portfolio of Investments — Recon Capital FTSE 100 ETF (concluded)
October 31, 2015

Security Description	Shares	Fair Value
Common Stocks (continued)
Telecommunication Services — 6.1%
BT Group PLC	3,795	$27,254
Inmarsat PLC	193	2,936
Vodafone Group PLC	12,045	39,855
		70,045

Utilities — 4.4%
Centrica PLC	2,254	7,871
National Grid PLC	1,710	24,423
Severn Trent PLC	108	3,741
SSE PLC	448	10,482
United Utilities Group PLC	310	4,733
		51,250
TOTAL COMMON STOCKS — 97.8%
(Cost $1,240,664)		1,130,757
Other Assets in Excess of Liabilities — 2.2%		25,783
Total Net Assets — 100.0%		$1,156,540

*	Non-income producing security.

Glossary:

AG — Aktiengesellschaft is both the German and Swiss term for a stock corporation.

Ltd. — Private Limited Company.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

Country Breakdown (as of October 31, 2015)
United Kingdom	83.5%
Netherlands	6.5
Ireland	3.3
Switzerland	1.5
Australia	1.3
United States	0.4
South Africa	0.3
Germany	0.3
Jersey	0.3
Jordan	0.2
Chile	0.1
Mexico	0.1
Total Investments	97.8
Other Assets in Excess of Liabilities	2.2
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

13

Portfolio of Investments — Recon Capital NASDAQ 100 Covered Call ETF
October 31, 2015

Security Description	Shares	Fair Value
Common Stocks — 103.9%†
Consumer Discretionary — 21.1%
Amazon.com, Inc.*	2,013	$1,259,937
Bed Bath & Beyond, Inc.*	806	48,062
Charter Communications, Inc. Class A*	475	90,697
Comcast Corp. Class A	9,120	571,094
Comcast Corp. Special Class A	1,785	111,937
Discovery Communications, Inc. Class A*	645	18,989
Discovery Communications, Inc. Class C*	1,253	34,483
DISH Network Corp. Class A*	970	61,081
Dollar Tree, Inc.*	1,030	67,455
Garmin Ltd.	833	29,546
JD.Com, Inc.*(a)	3,490	96,394
Liberty Global PLC Class A*	1,091	48,571
Liberty Global PLC Series C*	2,800	119,392
Liberty Global PLC LiLAC Class A*	55	2,124
Liberty Global PLC LiLAC Class C*	139	5,374
Liberty Interactive Corp. Class A*	1,946	53,262
Liberty Media Corp. Class A*	455	18,546
Liberty Media Corp. Class C*	993	38,876
Liberty Ventures Series A*	586	25,532
Marriott International, Inc. Class A	1,235	94,823
Mattel, Inc.	1,477	36,305
Netflix, Inc.*	1,816	196,818
O’Reilly Automotive, Inc.*	441	121,831
Priceline Group, Inc. (The)*	226	328,658
Ross Stores, Inc.	1,824	92,258
Sirius XM Holdings, Inc.*	23,923	97,606
Staples, Inc.	2,788	36,216
Starbucks Corp.	6,518	407,831
Tesla Motors, Inc.*	544	112,570
Tractor Supply Co.	588	54,325
TripAdvisor, Inc.*	566	47,419
Twenty-First Century Fox, Inc. Class A	5,334	163,700
Twenty-First Century Fox, Inc. Class B	3,421	105,640
Viacom, Inc. Class B	1,570	77,417
Wynn Resorts Ltd.	443	30,988
		4,705,757

Consumer Staples — 7.3%
Costco Wholesale Corp.	1,903	300,902
Keurig Green Mountain, Inc.	704	35,728
Kraft Heinz Co. (The)	5,236	408,251
Mondelez International, Inc. Class A	7,312	337,522
Monster Beverage Corp.*	726	98,968
Walgreens Boots Alliance, Inc.	4,660	394,609
Whole Foods Market, Inc.	1,569	47,007
		1,622,987

Health Care — 14.9%
Alexion Pharmaceuticals, Inc.*	861	151,536
Amgen, Inc.	3,312	523,892
Biogen, Inc.*	1,024	297,482
BioMarin Pharmaceutical, Inc.*	692	80,992
Celgene Corp.*	3,481	427,154
Cerner Corp.*	1,482	98,242
Express Scripts Holding Co.*	3,196	276,070
Gilead Sciences, Inc.	6,563	709,657
Henry Schein, Inc.*	367	55,678
Illumina, Inc.*	619	88,691

Security Description	Shares	Fair Value
Common Stocks† (continued)
Health Care (continued)
Incyte Corp.*	783	$92,026
Intuitive Surgical, Inc.*	163	80,946
Mylan NV*	1,658	73,101
Regeneron Pharmaceuticals, Inc.*	433	241,350
Vertex Pharmaceuticals, Inc.*	1,049	130,852
		3,327,669

Industrials — 2.0%
American Airlines Group, Inc.	3,128	144,576
C.H. Robinson Worldwide, Inc.	638	44,264
Expeditors International of Washington, Inc.	840	41,824
Fastenal Co.	1,292	50,595
PACCAR, Inc.	1,539	81,028
Stericycle, Inc.*	369	44,786
Verisk Analytics, Inc.*	717	51,344
		458,417

Information Technology — 57.9%
Activision Blizzard, Inc.	3,128	108,729
Adobe Systems, Inc.*	2,168	192,215
Akamai Technologies, Inc.*	774	47,075
Alphabet, Inc. Class A*	1,218	898,141
Alphabet, Inc. Class C*	1,474	1,047,734
Analog Devices, Inc.	1,368	82,244
Apple, Inc.	25,297	3,022,991
Applied Materials, Inc.	5,313	89,099
Autodesk, Inc.*	987	54,473
Automatic Data Processing, Inc.	2,095	182,244
Avago Technologies Ltd.	1,097	135,074
Baidu, Inc.*(a)	1,205	225,901
Broadcom Corp. Class A	2,354	120,996
CA, Inc.	1,934	53,591
Check Point Software Technologies Ltd.*	832	70,670
Cisco Systems, Inc.	22,262	642,259
Citrix Systems, Inc.*	700	57,470
Cognizant Technology Solutions Corp.
Class A*	2,647	180,287
eBay, Inc.*	5,401	150,688
Electronic Arts, Inc.*	1,350	97,294
Facebook, Inc. Class A*	9,672	986,254
Fiserv, Inc.*	1,059	102,204
Intel Corp.	20,699	700,868
Intuit, Inc.	1,241	120,911
KLA-Tencor Corp.	717	48,125
Lam Research Corp.	688	52,694
Linear Technology Corp.	1,038	46,108
Micron Technology, Inc.*	4,670	77,335
Microsoft Corp.	35,219	1,853,928
NetApp, Inc.	1,354	46,036
NVIDIA Corp.	2,369	67,208
NXP Semiconductor NV*	1,006	78,820
Paychex, Inc.	1,575	81,239
QUALCOMM, Inc.	7,237	430,022
SanDisk Corp.	961	73,997
Seagate Technology PLC	1,426	54,274
Skyworks Solutions, Inc.	830	64,109
Symantec Corp.	2,998	61,759
Texas Instruments, Inc.	4,595	260,628

The accompanying notes are an integral part of these financial statements.

14

Portfolio of Investments — Recon Capital NASDAQ 100 Covered Call ETF (concluded)
October 31, 2015

Security Description	Shares	Fair Value
Common Stocks† (continued)
Information Technology (continued)
Western Digital Corp.	1,008	$67,355
Xilinx, Inc.	1,151	54,811
Yahoo!, Inc.*	4,116	146,612
		12,934,472

Telecommunication Services — 0.7%
SBA Communications Corp. Class A*	562	66,889
VimpelCom Ltd.(a)	7,643	28,891
Vodafone Group PLC(a)	2,121	69,929
		165,709
TOTAL COMMON STOCKS — 103.9%
(Cost $21,176,596)		23,215,011
Liabilities in Excess of Other Assets — (3.9)%		(877,780)
Total Net Assets — 100.0%		$22,337,231

	Number of Contracts
Options Written — (5.0)%
NDX Call, Expires 11/20/2015,
Strike Price $4,430	49	$(1,120,140)
(Premiums Received $429,611)

*	Non-income producing security.
†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at October 31, 2015 was $23,219,539.
(a)	American Depositary Receipts.

Glossary:

Ltd. — Private Limited Company.

PLC — Public Limited Company.

Sector Allocation (as of October 31, 2015)
Information Technology	57.9%
Consumer Discretionary	21.1
Health Care	14.9
Consumer Staples	7.3
Industrials	2.0
Telecommunication Services	0.7
Total Investments	103.9
Liabilities in Excess of Other Assets	(3.9)
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

15

Statements of Assets and Liabilities
October 31, 2015

	Recon Capital DAX Germany ETF	Recon Capital FTSE 100 ETF	Recon Capital NASDAQ 100 Covered Call ETF
Assets:
Investments, at cost:	$16,377,414	$1,240,664	$21,176,596
Investments, at fair value (Note 2)	$15,061,352	$1,130,757	$23,215,011
Cash	438,225	23,430	250,258
Foreign currency, at value	—	91	—
Receivables:
Dividends and interest	—	2,692	2,751
Reclaims	—	6	—
Total Assets	15,499,577	1,156,976	23,468,020
Liabilities:
Payables:
Accrued Advisory fees	5,637	436	10,649
Options written, at value (premiums received $— , $— and $429,611)	—	—	1,120,140
Total Liabilities	5,637	436	1,130,789
Net Assets	$15,493,940	$1,156,540	$22,337,231
Net Assets Consist of:
Paid-in capital	$16,906,397	$1,244,783	$22,337,231
Undistributed net investment income	47,506	22,638	—
Accumulated net realized loss on investments, options written
and foreign currency translation	(143,901)	(986)	(1,347,886)
Net unrealized appreciation (depreciation) on investments, options
written and foreign currency transactions	(1,316,062)	(109,895)	1,347,886
Net Assets	$15,493,940	$1,156,540	$22,337,231
Shares outstanding (unlimited number of shares of beneficial interest
authorized, without par value)	600,000	50,000	950,000
Net asset value, per share	$25.82	$23.13	$23.51
Foreign currency, at cost	$—	$91	$—

The accompanying notes are an integral part of these financial statements.

16

Statements of Operations
For the Period Ended October 31, 2015

	Recon Capital DAX Germany ETF	Recon Capital FTSE 100 ETF*	Recon Capital NASDAQ 100 Covered Call ETF
Investment Income:
Dividend income[1]	$582,087	$36,746	$219,786
Expenses:
Advisory fees	83,171	4,074	104,166
Net Investment Income	498,916	32,672	115,620
Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(143,900)	(986)	28,339
Options written	—	—	(880,424)
In-kind transactions	830,194	(53,285)	1,040,238
Foreign currency translations	(1,410)	(34)	—
Total realized gain (loss)	684,884	(54,305)	188,153
Net change in unrealized appreciation (depreciation) on:
Investments	(1,672,671)	(109,907)	1,159,368
Options written	—	—	(3,888)
Foreign currency translations	—	12	—
Net change in unrealized appreciation (depreciation)	(1,672,671)	(109,895)	1,155,480
Net realized and unrealized gain (loss) on investments,
options written and foreign currency translation	(987,787)	(164,200)	1,343,633
Net increase (decrease) in net assets resulting from operations	$(488,871)	$(131,528)	$1,459,253
Foreign tax withheld	$(175,186)	$—	$(27)

*	From April 28, 2015 (commencement of operations) through October 31, 2015.
1	Net of Foreign tax withheld.

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	Recon Capital DAX Germany ETF		Recon Capital FTSE 100 ETF	Recon Capital NASDAQ 100 Covered Call ETF
	For the Year Ended October 31, 2015	For the Period October 23, 2014* Through October 31, 2014	For the Period April 28, 2015* Through October 31, 2015	For the Year Ended October 31, 2015	For the Period December 12, 2013* Through October 31, 2014
Investment Operations
Net investment income (loss)	$498,916	$(1,401)	$32,672	$115,620	$34,930
Net realized gain (loss) on investments,
options written and foreign currency
transactions	684,884	—	(54,305)	188,153	(256,158)
Net change in unrealized appreciation
(depreciation) on investments, options
written and foreign currency translation	(1,672,671)	356,609	(109,895)	1,155,480	192,406
Net increase (decrease) in net assets resulting
from operations	(488,871)	355,208	(131,528)	1,459,253	(28,822)

Distributions to Shareholders from:
Net investment income	(450,000)	—	(10,000)	(1,395,501)	(34,930)
Return of capital	—	—	—	(212,996)	(482,211)
Total distributions	(450,000)	—	(10,000)	(1,608,497)	(517,141)

Shareholder Transactions:
Proceeds from shares sold	33,407,232	12,510,934	2,500,000	16,307,129	16,304,239
Cost of shares redeemed	(29,840,563)	—	(1,201,932)	(5,842,309)	(3,736,621)
Net increase in net assets resulting from
shareholder transactions	3,566,669	12,510,934	1,298,068	10,464,820	12,567,618
Net increase in net assets	2,627,798	12,866,142	1,156,540	10,315,576	12,021,655

Net Assets:
Beginning of period	12,866,142	—	—	12,021,655	—
End of period	$15,493,940	$12,866,142	$1,156,540	$22,337,231	$12,021,655
Including undistributed net investment
income as follows:	$47,506	$—	$22,638	$—	$—

Changes in Shares Outstanding:
Shares outstanding, beginning of period	500,000	—	—	500,000	—
Shares sold	1,200,000	500,000	100,000	700,000	650,000
Shares redeemed	(1,100,000)	—	(50,000)	(250,000)	(150,000)
Shares outstanding, end of period	600,000	500,000	50,000	950,000	500,000
*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights — Recon Capital DAX Germany ETF

	For the Year Ended October 31, 2015	For the Period October 23, 2014[1] Through October 31, 2014
For A Share Outstanding Throughout the Periods Presented:
Net asset value, beginning of period	$25.73	$25.00

Investment operations:
Net investment income (loss)[2]	0.73	—[3]
Net realized and unrealized gain on investments and foreign currency translation	(0.37)	0.73
Total from investment operations	0.36	0.73

Distributions from:
Net investment loss	(0.27)	—
Total distribution to shareholders	(0.27)	—
Net asset value, end of period	$25.82	$25.73

Total Return[4]	1.34%	2.92%
Net assets, end of period (000’s omitted)	$15,494	$12,866

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.45%	0.45%[5]
Net investment income (loss)	2.70%	(0.45)%[5]
Portfolio turnover rate[6]	9%	0%[7]
1	Commencement of operations.
2	Based on average shares outstanding.
3	Amount is less than $(0.005).
4	Total return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5	Annualized.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not annualized.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights — Recon Capital FTSE 100 ETF

For the Period April 28, 2015[1] Through October 31, 2015
For a Share Outstanding Throughout the Period Presented:
Net asset value, beginning of period	$25.00

Investment operations:
Net investment income[2]	0.45
Net realized and unrealized loss on investments	(2.22)
Total from investment operations	(1.77)

Distributions from:
Net investment income	(0.10)
Total distribution to shareholders	(0.10)
Net asset value, end of period	$23.13

Total Return[3]	(7.11)%
Net assets, end of period (000’s omitted)	$1,157

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.45%[4]
Net investment income	3.61%[4]
Portfolio turnover rate[5]	1%[6]
1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not Annualized.

The accompanying notes are an integral part of these financial statements.

20

Financial Highlights — Recon Capital NASDAQ 100 Covered Call ETF

	For the Year Ended October 31, 2015	For the Period December 12, 2013[1] Through October 31, 2014
For a Share Outstanding Throughout the Periods Presented:
Net asset value, beginning of period	$24.04	$25.00

Investment operations:
Net investment income[2]	0.16	0.16
Net realized and unrealized gain on investments and options written	1.47	1.11
Total from investment operations	1.63	1.27

Distributions from:
Net investment income	(1.92)	(0.35)
Return of capital	(0.24)	(1.88)
Total distribution to shareholders	(2.16)	(2.23)
Net asset value, end of period	$23.51	$24.04

Total Return[3]	7.25%	5.11%
Net assets, end of period (000’s omitted)	$22,337	$12,022

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.60%	0.60%[4]
Net investment income	0.67%	0.74%[4]
Portfolio turnover rate[5]	13%	18%[6]
1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not Annualized

The accompanying notes are an integral part of these financial statements.

21

Notes to Financial Statements
October 31, 2015

1. ORGANIZATION

Recon Capital Series Trust, formerly ETF Series Trust (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of three investment portfolios. These financial statements relate to the Recon Capital NASDAQ 100 Covered Call ETF, Recon Capital DAX Germany ETF and Recon Capital FTSE 100 ETF (each a “Fund” and collectively, “Funds”), which are series of the Trust. The Funds are classified as non-diversified, open-end, management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”). The Funds commenced operations on December 12, 2013, October 23, 2014 and April 28, 2015 respectively.

Recon Capital NASDAQ 100 Covered Call ETF investment objective is to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the CBOE NASDAQ-100® Buy Write Index (the “Buy Write Index”). The Buy Write Index measures the total return of a portfolio consisting of common stocks of the 100 companies included in the NASDAQ-100® Index and call options systematically written on those securities through a “buy-write” or covered call strategy. A “buy-write” strategy is an investment strategy in which the Fund buys a specific basket of stocks (such as the NASDAQ-100® Index) and sells covered call options that correspond to that basket of stocks.

Recon Capital DAX Germany ETF seeks to provide investment results using a passive or indexing investment approach that will closely correspond, before fees and expenses, generally to the price and yield performance of the DAX® Index (“DAX® Index”). The DAX® Index tracks the segment of the largest and most actively traded companies — known as blue chips — on the German equities market. It contains the shares of the 30 largest German companies in terms of liquidity and market capitalization admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The 30 stocks contained in the Index represents about 80% of the market capitalization listed in Germany.

The Recon Capital FTSE 100 ETF seeks to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the FTSE 100 Index (“FTSE Index”). The Index is a free-float adjusted, market capitalization-weighted index, consisting of the common stock of the 100 companies listed on the London Stock Exchange with the highest market capitalization.

2. SIGNIFICANT ACCOUNTING POLICIES

These Funds follow the accounting and reporting guidelines in FASB Accounting standard codification 946.

Use of Estimates

These financial statements are prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Securities Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees of the Trust.

Fair Value Measurement

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the

22

Notes to Financial Statements (continued)
October 31, 2015

reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for identical investments in active markets that the Funds have the ability to access at the measurements date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of October 31, 2015 in valuing the Funds’ assets and liabilities carried at fair value:

Recon Capital DAX Germany ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$14,455,876	$—	$—	$14,455,876
Preferred Stocks	605,476	—	—	605,476
Total	$15,061,352	$—	$—	$15,061,352

Recon Capital FTSE 100 ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$1,130,757	$—	$—	$1,130,757
Total	$1,130,757	$—	$—	$1,130,757

Recon Capital NASDAQ 100 Covered Call ETF
Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$23,215,011	$—	$—	$23,215,011
Liabilities
Other Financial Instruments:
Options Written*	—	(1,120,140)	—	(1,120,140)
Total	$23,215,011	$(1,120,140)	$—	$22,094,871

†	See the Portfolio of Investments for breakdown by sector.
*	Purchased and written options contracts listed on Exchanges are valued at their reported mean of bid and ask quotations; over the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees of the Trust.

For significant movements between levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no transfers between levels during the period.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. It is the Funds’ policy to recognize transfer into and out of all levels at the beginning of the reporting period. There were no transfers between levels during the period.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

23

Notes to Financial Statements (continued)
October 31, 2015

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market fund. Cash and cash equivalents are carried at cost which approximates fair value.

Concentration of Risk

The Funds place cash and cash equivalents with financial institutions and, at times, cash held in money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing each Fund’s net assets by the number of fund shares outstanding.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the specific identification.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends. Expenses are recognized on the accrual basis.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory and Supervisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) and Supervisory Agreement (the “Supervisory Agreement”) with the Adviser, on behalf of the Funds. Pursuant to the Supervisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. The Adviser is a wholly-owned subsidiary of Recon Capital Partners, LLC, a Delaware limited liability corporation established in 2011 that serves as investment adviser to high net worth individuals through separately managed accounts and private funds. For its services, Recon Capital DAX Germany ETF, Recon Capital FTSE 100 ETF and Recon Capital NASDAQ 100 Covered Call ETF pay the Adviser an annual rate of 0.45%, 0.45% and 0.60% respectively of each Fund’s average daily net assets. Such fee, an all-in fee, is accrued daily and paid monthly. It pays for substantially all expenses of the Funds, including the cost of transfer agency, trustees, custody, fund administration, legal, audit, printing and certain administrative, distribution and investment advisory services. The advisory fees paid for the period ended October 31, 2015 were $83,171, $4,074 and $104,166 respectively.

Distribution Agreement

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Distributor will not distribute shares in less than Creation Units, as defined in Note 4, and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market.

24

Notes to Financial Statements (continued)
October 31, 2015

The Board has adopted a distribution and service plan, where the Funds are authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently paid by the Funds and there are no current plans to impose the fees.

Administrator, Custodian, Accounting Agent and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called “Creation Units.” Creation Units of the Funds are issued and redeemed generally in exchange for specified securities held by the Funds generally included in the Index and a specified cash payment. The Trust reserves the right to permit or require a “cash” option for creations and redemptions of shares. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchase or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by the Funds at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.

Management of the Funds is required to analyze all open tax years (2014 and 2015), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At October 31, 2015, the cost of investments on a tax basis was as follows:

Funds	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Recon Capital DAX Germany ETF	$16,377,414	$292,699	$(1,608,731)	$(1,316,062)
Recon Capital FTSE 100 ETF	1,240,788	40,602	(150,509)	(109,907)
Recon Capital NASDAQ 100 Covered Call ETF	23,215,011	1,529,305	(1,529,305)	—

There were no differences between book and tax basis cost of investments and unrealized appreciation (depreciation) at October 31, 2015.

25

Notes to Financial Statements (continued)
October 31, 2015

At October 31, 2015, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Funds	Undistributed Net Investment Income/(Loss)	Accumulated Capital and Other Gains/(Losses)	Net Unrealized Appreciation (Depreciation)	Total Earnings/(Loss)
Recon Capital DAX Germany ETF	$47,506	$(143,901)	$(1,316,062)	$(1,412,457)
Recon Capital FTSE 100 ETF	22,638	(986)	(109,895)	(88,243)
Recon Capital NASDAQ 100 Covered Call ETF	—	—	—	—

The differences between book and tax basis components of net assets are primarily attributable to appreciation (depreciation) of investments or a mixed straddle adjustment and non-taxable distribution from regulated investment companies.

The tax character of distribution paid during the year ended October 31:

	2015			2014
Funds	Ordinary Income	Long-Term Capital	Return of Capital	Ordinary Income	Long-Term Capital	Return of Capital
Recon Capital DAX Germany ETF	$450,000	$—	$—	$—	$—	$—
Recon Capital FTSE 100 ETF	10,000	—	—	—	—	—
Recon Capital NASDAQ 100 Covered Call ETF	1,395,501	—	212,996	34,930	—	482,211

Capital losses incurred after October 31 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. At October 31, 2015 the Funds incurred and elected to defer to November 1, 2015 Post-October losses of:

Funds	Short-Term Post-October Losses	Long-Term Post-October Losses
Recon Capital DAX Germany ETF	$143,901	$—
Recon Capital FTSE 100 ETF	986	—
Recon Capital NASDAQ 100 Covered Call ETF	—	—

At October 31, 2015, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Funds	Undistributed Net Investment Income	Accumulated Capital and Other Gains/(Losses)	Paid-in Capital
Recon Capital DAX Germany ETF	$(1,410)	$(828,785)	$830,195
Recon Capital FTSE 100 ETF	(34)	53,319	(53,285)
Recon Capital NASDAQ 100 Covered Call ETF	1,279,881	(1,279,881)	—

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions) for the year ended October 31, 2015 were:

	Purchases	Sales
Recon Capital DAX Germany ETF	$2,503,280	$1,553,660
Recon Capital FTSE 100 ETF	14,673	10,452
Recon Capital NASDAQ 100 Covered Call ETF	2,234,631	4,843,075

Purchases and sales of in-kind transactions for the period ended October 31, 2015 were:

	Purchases	Sales
Recon Capital DAX Germany ETF	$33,407,362	$29,835,291
Recon Capital FTSE 100 ETF	2,492,307	1,201,468
Recon Capital NASDAQ 100 Covered Call ETF	16,530,331	5,857,060

26

Notes to Financial Statements (continued)
October 31, 2015

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written for the year ended October 31, 2015 were as follows:

	Notional Amount	Premiums Received
Recon Capital NASDAQ 100 Covered Call ETF
Options outstanding, at beginning of the year	$30	$287,609
Options written	511	3,607,965
Options closed	(344)	(2,625,401)
Options expired	(148)	(840,562)
Options outstanding, at end of the year	$49	$429,611

Recon Capital NASDAQ 100 Covered Call ETF may write covered call and put options on portfolios securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, Recon Capital NASDAQ 100 Covered Call ETF, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market of the price of the underlying security increase. By writing a put option, the Recon Capital NASDAQ 100 Covered Call ETF, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. When the written option expires, is terminated or is sold, the Recon Capital NASDAQ 100 Covered Call ETF will record a gain or loss.

Recon Capital NASDAQ 100 Covered Call ETF may purchase call and put options on the portfolio securities or other financial instruments. The Recon Capital NASDAQ 100 Covered Call ETF may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Recon Capital NASDAQ 100 Covered Call ETF may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. When the purchased option expires, is terminated or is sold, the Recon Capital NASDAQ 100 Covered Call ETF will record a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Recon Capital NASDAQ 100 Covered Call ETF and the prices of options relating to the securities purchased or sold by the Recon Capital NASDAQ 100 Covered Call ETF and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Recon Capital NASDAQ 100 Covered Call ETF to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Recon Capital NASDAQ 100 Covered Call ETF to risk of loss if the value of the security declines below the exercise price minus the put premium.

Transactions in derivative instruments reflected on the Statements of Assets and Liabilities at October 31, 2015, are:

Recon Capital NASDAQ 100 Covered Call ETF

Equity Risk
Liabilities
Options written, at value	$(1,120,140)
Total Liabilities	$(1,120,140)

27

Notes to Financial Statements (continued)
October 31, 2015

Transactions in derivative instruments reflected on the Statements of Operations during the period were as follows:

Recon Capital NASDAQ 100 Covered Call ETF

Equity Risk
Net Realized Loss
Options written	$(880,424)
Net realized loss	$(880,424)

Recon Capital NASDAQ 100 Covered Call ETF

Equity Risk
Change in Unrealized Appreciation (Depreciation)
Options written	$(3,888)
Net unrealized depreciation	$(3,888)

For the period ended October 31, 2015, the monthly average notional value of the written options contracts held by the Recon Capital NASDAQ 100 Covered Call ETF was $324,261.

8. PRINCIPAL RISKS

Each Fund is subject to the principal risks described below, some or all of these risks may adversely affect each Fund’s NAV, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments.

Foreign Security Risk

Certain of the Funds invest directly or indirectly in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Risks Related to Investing in Germany (Recon Capital DAX Germany ETF)

Germany is a significant exporter to its major trading partners, which are other Western European developed nations and the United States. Therefore, Germany’s economy is dependent on the economies of these other countries. As such, reductions by these countries in spending on German exports could adversely impact the German economy. Many of these Western European developed nations, including Germany, are member states of the EU and Economic and EMU. As a result, these member states are dependent upon one another economically and politically.

During the most recent financial crisis, the German economy, along with certain other EU economies, experienced a significant economic slowdown. Recently, new concerns emerged in relation to the economic health of the EU. These concerns have led to tremendous downward pressure on certain financial institutions, including German financial services companies. During the recent European debt crisis, Germany played a key role in stabilizing the euro. However, such efforts may prove unsuccessful, and any ongoing crisis may continue to significantly affect the economies of every country in Europe, including Germany.

The Recon Capital DAX Germany ETF investment in German issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to Germany. The German economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis.

Risks Related to Investing in the United Kingdom. (Recon Capital FTSE 100 ETF)

Investments in British issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European EU economies, experienced a significant economic slowdown during the recent financial crisis; certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive.

28

Notes to Financial Statements (continued)
October 31, 2015

Structural Risk

Germany is subject to risks of social unrest and heavy governmental control, either of which may adversely affect investments in Germany.

Heavy Governmental Control and Regulation

Heavy regulation of labor and product markets is pervasive in Germany. These regulations may at times stifle German economic growth or cause prolonged periods of recession.

Equity Risk

The Funds invest in equity securities. Equity risk is the risk that the value of the securities that the Funds hold will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest.

Index Tracking Risk

While the Funds seek to achieve a high degree of correlation with the Index, each Fund’s return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, a Fund incurs operating expenses not applicable to the Index and incurs costs when buying and selling securities, particularly where the Fund must rebalance its securities holdings to reflect changes in the composition of the Index. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

The Recon Capital NASDAQ 100 Covered Call ETF may be unable to write options at the times or at the prices that the Index expects such options to be written. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Counterparty Risk

The Recon Capital NASDAQ 100 Covered Call ETF is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Certain sectors and regions of Germany have experienced high unemployment and labor and social unrest. These issues may cause downturns in the German markets or the German industries or sectors in which the Fund invests.

Currency Risk

Because the Funds NAV are determined in U.S. dollars, each Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Funds may also go up or down quickly and unpredictably and investors may lose money.

Non-U.S. Securities Risk

Investments in the securities of non-U.S. issuers are subject to the risks of investing in the markets where such issuers are located, including heightened risks of inflation or nationalization and market fluctuations caused by economic and political developments.

Passive Management Risk

Because the Funds are not “actively” managed, unless a security is removed from an Index, the Funds generally would not sell the security. Therefore, the Funds may underperform funds that actively shift their portfolio assets to take advantage of market opportunities or to move to defensive positions to lessen the impact of a market decline or a decline in the value of one or more issuers.

Non-Diversified Risk

The Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a

29

Notes to Financial Statements (concluded)
October 31, 2015

diversified fund. This may increase the Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Funds’ performance.

Because the Funds are non-diversified under the 1940 Act and may invest in a smaller number of issuers or a larger proportion of its assets may be invested in a single issuer, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Funds more volatile than more diversified funds.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and has determined that there are no other material events that would require disclosure.

10. Change in Independent Registered Public Accounting Firm

Effective, December 10, 2014 BBD was appointed as the DAX Germany Fund’s independent registered public accounting firm for the 2015 fiscal year. The selection of BBD was recommended by the Trust’s Audit Committee, comprised of all non-interested Trustees, and was approved by the Board.

McGladrey LLP, served as the predecessor independent registered public accounting firm of the financial statements of the Fund. The selection of BBD does not reflect any disagreement with the prior auditor.

30

Report of Independent Registered Public Accounting Firm
October 31, 2015

To the Board of Trustees of Recon Capital Series Trust
and the Shareholders of Recon Capital DAX Germany ETF,
Recon Capital FTSE 100 ETF, and
Recon Capital NASDAQ 100 Covered Call ETF

We have audited the accompanying statement of assets and liabilities of Recon Capital DAX Germany ETF, a series of shares of beneficial interest in Recon Capital Series Trust, including the portfolio of investments, as of October 31, 2015, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. We have also audited the accompanying statement of assets and liabilities of Recon Capital FTSE 100 ETF, a series of shares of beneficial interest in Recon Capital Series Trust, including the portfolio of investments, as of October 31, 2015, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period April 28, 2015 (commencement of operations) through October 31, 2015. We have also audited the accompanying statement of assets and liabilities of Recon Capital NASDAQ 100 Covered Call ETF, a series of shares of beneficial interest in Recon Capital Series Trust, including the portfolio of investments, as of October 31, 2015, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period December 12, 2013 (commencement of operations) through October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets and the financial highlights of Recon Capital DAX Germany ETF for the period October 23, 2014 (commencement of operations) through October 31, 2014 were audited by other auditors whose report dated December 29, 2014, expressed an unqualified opinion on such changes in net assets and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2015 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Recon Capital DAX Germany ETF, Recon Capital FTSE 100 ETF, and Recon Capital NASDAQ 100 Covered Call ETF, as of October 31, 2015, and the results of their operations, the changes in their net assets, and their financial highlights for each of the years or periods presented (except for the statement of changes in net assets and the financial highlights of Recon Capital DAX Germany ETF for the period October 23, 2014 through October 31, 2014, which were audited by other auditors), in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
December 23, 2015

31

Supplemental Information (unaudited)
October 31, 2015

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (877) 756-7873. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website at www.reconfunds.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.reconfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

PRIVACY POLICY

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about its customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

Frequency Distribution of Premiums and Discounts (unaudited)

The table that follows presents information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for the each Fund.

32

Supplemental Information (unaudited) (concluded)
October 31, 2015

The information shown for the Funds are for the period ended October 31, 2015.

Each line in the table shows the number of trading days in which each Fund traded within the premium/discount range indicated. The number of trading days in the premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV		Market Price Below NAV
Funds	Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Recon Capital DAX Germany ETF
October 23, 2015 – October 31, 2015	0 – 49.9	111	42.86%	87	33.59%
	50 – 99.9	21	8.11%	30	11.58%
	100 – 199.9	6	2.32%	1	0.39%
	> 200	2	0.77%	1	0.39%
	Total	140	54.05%	119	45.95%
Recon Capital FTSE 100 ETF
April 28, 2015 – October 31, 2015	0 – 49.9	21	16.03%	9	6.87%
	50 – 99.9	29	22.14%	7	5.34%
	100 – 199.9	27	20.61%	6	4.58%
	> 200	30	22.90%	2	1.53%
	Total	107	81.68%	24	18.32%
Recon Capital NASDAQ 100 Covered Call ETF
December 12, 2013 – October 31, 2015	0 – 49.9	290	60.92%	132	27.73%
	50 – 99.9	35	7.35%	6	1.26%
	100 – 199.9	10	2.10%	2	0.42%
	> 200	0	0.00%	1	0.21%
	Total	335	70.38%	141	29.62%

33

Board Review and Approval of Advisory Contracts (unaudited)
October 31, 2015

Appendix A

At an “in-person” meeting held on September 24, 2015 (the “Meeting”) in New York, New York, the Board of Trustees (the “Board”) of the Recon Capital Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed issues pertaining to the proposed reapproval of the investment advisory agreement between Recon Capital Advisors, LLC (“Recon Capital”) and Recon Capital NASDAQ 100 Covered Call ETF and the Investment Advisory Agreement between Recon Capital and Recon Capital DAX Germany ETF and Recon Capital FTSE 100 United Kingdom ETF (each an “Advisory Agreement” and collectively, the “Advisory Agreements”).

The Board met with representatives from Recon Capital and with legal counsel. This information formed the primary basis for the Board’s determinations. During the Meeting, the Board reviewed a memorandum that detailed the duties and responsibilities of the Trustees with respect to their consideration of each Advisory Agreement. The Board also reviewed the advisory agreement approval materials provided by Recon Capital including, but not limited to: (1) organizational overviews of Recon Capital and biographies of the personnel providing services to Recon Capital NASDAQ 100 Covered Call ETF, Recon Capital DAX Germany ETF and Recon Capital FTSE 100 United Kingdom ETF (each a “Fund” and, collectively, the “Funds”), (2) a copy of each Advisory Agreement, (3) Recon Capital’s Form ADV, and (4) exchange-traded fund industry fee comparison data.

The Board, including a majority of the Independent Trustees, determined that approval of each Advisory Agreement was in the best interests of the respective Funds. The Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for each Fund, the Board considered numerous factors, as described below.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by Recon Capital to the Funds. The Board engaged in discussions with Recon Capital’s senior management responsible for the overall functioning of the Funds’ investment operations. The Board reviewed and considered the nature and extent of the investment advisory services provided by Recon Capital under each Advisory Agreement and the supervisory services provided by Recon Capital under each Supervision Agreement (together, the “Management Agreements”).

The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of Recon Capital who provide the advisory and supervisory services to the Funds and concluded that the nature and extent of the advisory and supervisory services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds and supported its decision to approve the Management Agreements.

Performance Relative to Comparable Funds Managed by Other Investment Advisers. The Board discussed each Fund’s performance in comparison to the performance of the specified benchmark index for the various periods. The Board noted the limited history of Recon Capital DAX Germany ETF and Recon Capital FTSE 100 United Kingdom ETF. The Trustees evaluated the correlation and tracking error between the benchmark indexes and each Fund’s performance. Based on its review, the Board found that the nature and extent of services provided to each Fund under the respective Advisory Agreement were appropriate and that the quality was satisfactory.

Fees Relative to Other Proprietary Funds Managed by the Adviser With Comparable Investment Strategies. The Board noted that Recon Capital did not currently manage any other ETFs, mutual funds or private funds with comparable investment strategies and, accordingly, no comparison of the Funds’ fees to those of other funds and/or accounts managed by Recon Capital with comparable investment strategies could be made at this time.

Fees and Expenses Relative to Comparable Funds and Other Accounts Managed by Other Advisers. The Board (i) reviewed the advisory fee rates paid under the Management Agreements and the total expense ratios of each Fund and (ii) reviewed information provided by Recon Capital regarding the management fee rates paid by an expense peer group for each Fund. The Board noted that the aggregate expense ratios for the Funds were: 0.45% of the average daily net assets, 0.45% of the average daily net assets and 0.60% of the average daily net assets, of Recon Capital NASDAQ 100 Covered Call ETF, Recon Capital DAX Germany ETF, Recon Capital FTSE 100 United Kingdom ETF. The Board further noted that the advisory fee for each Fund was a unitary fee pursuant to which Recon Capital assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreement, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Board reviewed the fee information of peer ETFs identified by Recon Capital and noted that in the case of the Recon Capital NASDAQ 100 Covered Call ETF, none of the three peer ETFs had a lower expense ratio; in the case of the Recon Capital DAX Germany ETF, only one of the seven peer ETFs had a lower expense ratio; and in the case of the Recon Capital FTSE 100 United Kingdom ETF, two of the five peer ETFs. The Board concluded that the management fee rates and total expense ratio for each Fund were acceptable as compared to peer funds.

34

Board Review and Approval of Advisory Contracts (unaudited) (continued)
October 31, 2015

Economies of Scale. The Board reviewed the structure of the management fee schedules under the Management Agreements and noted that the management fee schedules for each Fund and the unitary fee structure effectively acts as a cap on the fees (excluding certain investment-related and extraordinary expenses) to be paid by each Fund. The Board considered that each Fund still had a relatively short operating history and that the potential growth was uncertain. The Board therefore concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreements at the present time.

Profitability of the Adviser. The Board considered the profits realized by Recon Capital, taking into consideration other benefits to Recon Capital. The Board heard financial profit projections based upon assumptions about asset levels of each Fund and Recon Capital’s costs, noting that any such projections are speculative and do not guarantee Recon Capital’s profits. It was the consensus of the Board that Recon Capital’s relationship with each Fund was not unreasonably profitable.

Other Benefits of the Relationship. The Board considered other benefits to Recon Capital derived from its relationship with each Fund and concluded that the advisory fees in each case were reasonable taking into account any such benefits.

Resources of the Adviser. The Board considered whether Recon Capital is financially sound and has the resources necessary to perform its obligations under the Management Agreements. The Board also reviewed and considered the organizational structure of Recon Capital and the policies and procedures formulated and adopted by Recon Capital for managing each Fund’s operations.

General Conclusion. After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Fund and its shareholders to approve each Advisory Agreement and each Supervision Agreement. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreements.

35

Board Review and Approval of Advisory Contracts (unaudited) (continued)
October 31, 2015

Appendix B

At an “in-person” meeting held on September 24, 2015 (the “Meeting”) in New York, New York, the Board of Trustees (the “Board”) of the Recon Capital Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed issues pertaining to the proposed approval of the Investment Advisory Agreements with respect to BullMark LatAm High Dividend ETF, Recon Capital Currency Hedged DAX Germany ETF and Recon Capital Currency Hedged FTSE 100 ETF (each a “Fund” and, collectively, the “Funds”) with representatives from Recon Capital Advisors, LLC (the “Adviser”) and with legal counsel. This information formed the primary basis for the Board’s determinations. During the Meeting, the Board reviewed a memorandum that detailed the duties and responsibilities of the Trustees with respect to their consideration of the Advisory Agreements. The Board also reviewed the advisory agreement approval materials provided by Recon Capital including, but not limited to: (1) organizational overviews of Recon Capital and biographies of the personnel providing services to the Funds, (2) a copy of the Advisory Agreements, (3) Recon Capital’s Form ADV, and (4) exchange-traded fund industry fee comparison data.

The Board, including a majority of the Independent Trustees, determined that approval of each Advisory Agreement was in the best interests of the respective Funds. The Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for each Fund, the Board considered numerous factors, as described below.

Nature, Extent and Quality of Services. The Board reviewed and considered the nature and extent of the investment advisory services to be provided by Recon Capital under the Advisory Agreement and the supervisory services to be provided by Recon Capital under the Supervision Agreement (together, the “Management Agreements”).

The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of Recon Capital who will provide the advisory and supervisory services to the Funds and concluded that the nature and extent of the advisory and supervisory services to be provided are necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreements. The Board noted that the Recon Capital Currency Hedged DAX Germany ETF and Recon Capital Currency Hedged FTSE 100 ETF will operate within a fund-of-fund structure, in which the two Funds will invest substantially all of their investable assets in ETFs also advised by Recon Capital and that have the same respective investment strategies. The Board further noted that Recon Capital has the resources and experience to employ the hedging strategies for these Funds, which will be the only difference between the Funds and their respective underlying Funds. The Board also found that Recon Capital has the necessary resources to effectively manage the BullMark LatAm High Dividend ETF.

Performance Relative to Comparable Funds Managed by the Adviser and Other Investment Advisers. The Board considered Recon Capital’s plan to arrange for a public offering of shares of the Funds to raise assets for investment and that the offering had not yet begun and determined that, accordingly, it was not appropriate to evaluate the performance of the Funds as compared to funds managed by other investment advisers at this time.

Fees Relative to Other Proprietary Funds Managed by the Adviser With Comparable Investment Strategies. The Board noted that Recon Capital did not currently manage any other funds with an investment strategy comparable to the BullMark LatAm High Dividend ETF, and, accordingly, no comparison of the Fund’s fees to those of other funds and/or accounts managed by Recon Capital with comparable investment strategies could be made at this time. The Board also noted that the fees for Recon Capital Currency Hedged DAX Germany ETF and Recon Capital Currency Hedged FTSE 100 ETF would effectively be approximately 10 basis points higher than the two underlying ETFs advised by Recon Capital that these Funds would invest in. The Board noted that the reason for this difference would be that the hedging activities that Recon Capital would perform for Recon Capital Currency Hedged DAX Germany ETF and Recon Capital Currency Hedged FTSE 100 ETF.

Fees and Expenses Relative to Comparable Funds and Other Accounts Managed by Other Advisers. The Board (i) reviewed the advisory and management fee rates proposed to be paid under the Management Agreements and the anticipated total expense ratios of each Fund and (ii) reviewed information provided by Recon Capital regarding the management fee rates paid by an expense peer group for the Funds. The Board noted that the total expense ratios for Recon Capital Currency Hedged DAX Germany ETF and Recon Capital Currency Hedged FTSE 100 ETF would be higher than certain peer ETFs but found the proposed fees and expenses to still be within an acceptable range. The Board further noted that the advisory fee for Recon Capital Currency Hedged DAX Germany ETF and Recon Capital Currency Hedged FTSE 100 ETF would be a unitary fee pursuant to which Recon Capital assumes all expenses of each Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreement, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

36

Board Review and Approval of Advisory Contracts (unaudited) (concluded)
October 31, 2015

The Board also noted that the advisory fee for BullMark LatAm High Dividend ETF would be a unitary fee pursuant to which Recon Capital assumes all expenses of the Fund (including the cost of transfer agency, fund administration, legal, audit and other services) other than the payments under the Advisory Agreement, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Board noted, however, that BullMark LatAm High Dividend ETF would pay the fees charged by its custodian. The Board noted that the total expense ratio for BullMark LatAm High Dividend ETF would be slightly higher than certain peer ETFs but found the proposed fees and expenses to still be within an acceptable range.

The Board concluded that the proposed management fee rate and anticipated total expense ratio for each Fund were acceptable as compared to peer funds.

Economies of Scale. The Board reviewed the structure of the proposed management fee schedules under the Management Agreements and noted that the management fee schedules for each Fund and the unitary fee structure effectively acts as a cap on the fees (excluding certain investment-related, extraordinary expenses and, in the case of the BullMark LatAm High Dividend ETF, the custody fee) to be paid by the Fund. The Board considered that each Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreements at the present time.

Profitability of the Adviser. Since each Fund has not begun operations and have not paid any fees to Recon Capital, the Board concluded that this was not a factor that needed to be considered at the present time. They did note, however, the discussion of Recon Capital’s profitability generally.

Other Benefits of the Relationship. The Board considered other benefits to Recon Capital derived from its relationship with the Funds. Since none of the Funds had begun operations and had not paid any fees to Recon Capital, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser. The Board considered whether Recon Capital is financially sound and has the resources necessary to perform its obligations under the Management Agreements. The Board also reviewed and considered the organizational structure of Recon Capital and the policies and procedures formulated and adopted by Recon Capital for managing each Fund’s operations.

General Conclusion. After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Fund and its future shareholders to approve the Advisory Agreements, which will remain in effect for two years, and the Supervision Agreement, which will remain in effect for one year, and thereafter must be approved annually by the Board to continue in effect. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreements.

37

Trustees and Officers of the Trust (unaudited)
October 31, 2015

The Board of the Trust consists of four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act), of the Trust (“Independent Trustees”). Robinson Jacobs, an Independent Trustee, serves as Chairman of the Board. The Board is responsible for overseeing the management and operations of the Trust, including the general supervision of the duties and responsibilities performed by the Adviser and other service providers to the Trust. The Adviser is responsible for the day-to-day administration, operation and business affairs of the Trust.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that the Trustees’ ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with the Adviser, the Trust’s other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. In reaching its conclusion, the Board also has considered the (i) experience, qualifications, attributes and/or skills, among others, of its members, (ii) each member’s character and integrity, (iii) the length of service as a board member of the Trust, (iv) each person’s willingness to serve and ability to commit the time necessary to perform the duties of a Trustee, and (v) as to each Independent Trustee, such Trustee’s status as not being an “interested person” (as defined in the 1940 Act) of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee.

References to the experience, qualifications, attributes, and skills of Trustees are pursuant to requirements of the SEC, do not constitute the holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Trustees of the Trust, their addresses, positions with the Trust, ages, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees, are set forth below.

Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] And Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee During Past Five Years
Independent Trustees

Robinson Jacobs, 36	Trustee and Chairman of the Board of Trustees	Since July 2014	Analyst Gagnon Securities (September 2012 – Present). Vice President CSL Capital (April 2011 – May 2012). Consultant to various hedge fund groups.	3	None.

Mark Buckley-Jones, 35	Trustee	Since July 2014	Controller and the chief compliance officer of Numina Capital Management, LLC (January 2014 – Present). Chief financial officer for VS Capital Partners, LP (August 2011 – December 2013) and Berman Capital Management, LP (May 2007 – July 2011).	3	None.

John L. Jacobs[3], 56	Trustee	Since September 2015	Independent Consultant (January 2015 – Present); Executive Vice President, Global Information Services, of The NASDAQ OMX Group (January 2010 – January 2015).	3	None

Interested Trustees

Garrett Paolella, 29	Trustee, President, Chief Executive Officer, Chief Financial Officer and Secretary	Since November 2013	Managing Partner, Recon Capital Partners, LLC (October 2011 – Present); Executive Director, MKM Partners (research, sales and trading firm) (June 2008 – January 2011)	3	None.

Richard M. Keary[4], 52	Trustee	Since October 2013	Principal and Founder, Global ETF Advisors, LLC (consulting firm) (April 2009 – Present); Managing Director – Business Development, NASDAQ OMX Group (April 2002 – April 2009).	3	None.

1	The address for each Trustee and officer is 145 Mason Street, 2nd Floor, Greenwich, Connecticut 06830.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	Mr. Jacobs was appointed as a member of the Board of Trustees on September 24, 2015.
4	Effective August 1, 2015, Mr. Keary is deemed to be an interested trustee because, through his wholly-owned firm Global ETF Advisors, LLC, from time to time, he provides certain consulting services to the Adviser or its affiliates (other than the Trust).
38

Trustees and Officers of the Trust (unaudited) (concluded)
October 31, 2015

Officer Information

The Officers of the Trust, their addresses, positions with the Trust, ages and principal occupations during the past five years are set forth below.

Officer’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years
Tami M. Pester, 48	Chief Compliance Officer	Since August 2014	Director, Foreside Compliance Services (March 2014 – Present); Associate Counsel and Compliance Officer, Acadian Asset Management LLC (June 2008 – December 2012)

1	The address for each officer is 145 Mason Street, 2nd Floor, Greenwich, Connecticut 06830.
2	Officers are elected yearly by the Trustees.
39

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	Other than an update to reflect the registrant’s new name, there have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Mark Buckley-Jones is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $41,500 for the fiscal year ended October 31, 2015 and $26,000 for the fiscal year ended October 31, 2014.

Audit-Related Fees

(b)	The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2015 and $0 for the fiscal year ended October 31, 2014.

Tax Fees

(c)	The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $6,000 for the year ended October 31, 2015 and $7,000 for the year ended October 31, 2014. Preparation of the Funds’ federal and state income tax returns for fiscal year or period ending October 31, 2015 and of the Funds’ federal excise tax returns for calendar year ending December 31, 2015.

All Other Fees

(d)	The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended October 31, 2015 and $0 for the year ended October 31, 2014.
(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee will, when required by applicable rules, pre-approve all audit and permissible non-audit services to be provided by the independent accountants to the Trust, to its investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b)	N/A
(c)	100%
(d)	N/A
(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.
(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $0 for the fiscal year ended October 31, 2015 and $0 for the fiscal year ended October 31, 2014.
(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. Audit committee member Rich Keary had served as one of the three audit committee members until he was succeeded by John Jacobs on September 24, 2015. The current members of the audit committee are: Mark Buckley-Jones, Robinson Jacobs, and John Jacobs.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Recon Capital Series Trust, formerly known as ETF Series Trust

By	(Signature and Title)*	/s/ Garrett Paolella
Garrett Paolella
President/Chief Executive Officer
(principal executive officer)

Date	12/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Garrett Paolella
Garrett Paolella
President/Chief Executive Officer and
Treasurer/Chief Financial Officer
(principal executive officer and principal financial officer)

Date	12/29/2015

* Print the name and title of each signing officer under his or her signature.